UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06310

Legg Mason Partners Variable Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: October 31

Date of reporting period: July 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS

VARIABLE INCOME TRUST

LEGG MASON WESTERN ASSET VARIABLE

MONEY MARKET PORTFOLIO

FORM N-Q

JULY 31, 2010

LEGG MASON WESTERN ASSET VARIABLE MONEY MARKET PORTFOLIO

Schedule of investments (unaudited)	July 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 101.2%
Commercial Paper - 50.5%
Bank of America Corp.	0.210%	8/25/10	$250,000	$249,966	(a)
BNP Paribas Finance	0.200%	8/2/10	350,000	350,000	(a)
BNZ International Funding Ltd.	0.250%	8/11/10	250,000	249,984	(a)(b)
Commerzbank U.S. Finance Inc.	0.300%	8/2/10	250,000	250,000	(a)
Dexia Delaware	0.420%	8/6/10	150,000	149,993	(a)
E.I. du Pont de Nemours & Co.	0.200%	8/10/10	250,000	249,989	(a)(b)
General Electric Capital Corp.	0.200%	8/2/10	350,000	350,000	(a)
ING U.S. Funding LLC	0.260%	8/25/10	250,000	249,959	(a)
Lloyds TSB Bank PLC	0.280%	8/19/10	250,000	249,967	(a)
Merck & Co. Inc.	0.210%	8/24/10	250,000	249,968	(a)(b)
Natexis Banques Populaires U.S.	0.360%	8/17/10	250,000	249,963	(a)
Nordea North America Inc.	0.200%	8/4/10	250,000	249,997	(a)
PepsiCo Inc.	0.200%	9/7/10	250,000	249,950	(a)(b)
Societe Generale N.A.	0.230%	8/2/10	350,000	350,000	(a)
Swedish Export Credt	0.210%	8/20/10	250,000	249,974	(a)
Total Capital SA	0.180%	8/2/10	350,000	350,000	(a)(b)
Unilever Capital Corp.	0.180%	8/2/10	250,000	250,000	(a)(b)
United Technologies Corp.	0.190%	8/4/10	250,000	249,997	(a)(b)
Wal-Mart Stores Inc.	0.200%	8/5/10	250,000	249,996	(a)(b)

Total Commercial Paper				5,049,703

Time Deposits - 19.5%
Citibank Nassau	0.210%	8/2/10	350,000	350,000
Commerzbank Grand Cayman	0.220%	8/2/10	100,000	100,000
Credit Agricole Grand Cayman	0.210%	8/2/10	350,000	350,000
Dexia Credit Local NY	0.220%	8/2/10	100,000	100,000
DnB NOR Bank ASA	0.220%	8/2/10	350,000	350,000
National Bank of Canada	0.210%	8/3/10	250,000	250,000
Natixis Grand Cayman	0.230%	8/2/10	100,000	100,000
Royal Bank of Scotland Cayman	0.200%	8/2/10	350,000	350,000

Total Time Deposits				1,950,000

U.S. Government Agencies - 15.8%
Federal Home Loan Bank (FHLB), Discount Notes	0.180%	8/11/10	200,000	199,991	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.180%	8/6/10	455,000	454,991	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.180%	8/9/10	317,000	316,989	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.180%	8/11/10	125,000	124,994	(a)
Federal National Mortgage Association (FNMA), Discount Notes	0.180%	8/4/10	304,000	303,997	(a)
Federal National Mortgage Association (FNMA), Discount Notes	0.180%	8/5/10	180,000	179,997	(a)

Total U.S. Government Agencies				1,580,959

Repurchase Agreement - 15.4%
Barclays Capital Inc. tri-party repurchase agreement dated 7/30/10; Proceeds at maturity - $1,541,027; (Fully collateralized by U.S. government obligation, 3.375% due 11/15/19; Market value - $1,571,865)	0.210%	8/2/10	1,541,000	1,541,000

TOTAL INVESTMENTS - 101.2% (Cost - $10,121,662#)				10,121,662
Liabilities in Excess of Other Assets - (1.2)%				(115,312)

TOTAL NET ASSETS - 100.0%				$10,006,350

(a)	Rate shown represents yield-to-maturity.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

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Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Western Asset Variable Money Market Portfolio (the “Portfolio”) is a separate investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Portfolio has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-term investments†	—	$10,121,662	—	$10,121,662

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase Agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

2

Notes to Schedule of Investments (unaudited) (continued)

(c) Credit and Market Risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended July 31, 2010, the Portfolio did not invest in swaps, options, or futures and does not have any intention to do so in the future.

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Income Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	September 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	September 27, 2010

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	September 27, 2010